Filed pursuant to Rule 497(j)

Registration Nos. 333-174332 and 811-22559

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

December 2, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund IV
(Registration Nos. 333-174332, 811-22559)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund IV (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates First Trust Commercial Mortgage Opportunities ETF, First Trust Core Investment Grade ETF and First Trust Structured Credit Income Opportunities ETF, each a series of the Registrant. Post-Effective Amendment No. 295, a recent amendment to the Registration Statement and was filed electronically with the Securities and Exchange Commission on November 27, 2024.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures